Balance Sheet	Feb. 28, 2025 USD ($)
Statement of Financial Position [Abstract]
Total Assets
Liabilities and Shareholder’s Equity
Total Liabilities
Commitments and Contingencies
Shareholders’ Deficit
Common stock ($1 par value, 50,000 shares authorized; 1 shares issued and outstanding at February 28, 2025)	1
Additional paid-in capital	(1)
Retained earnings
Total Shareholders’ Equity
Total Liabilities and Shareholders’ Equity